Cash flow information - Gross debt reconciliation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross debt reconciliation
Gross debt at the beginning of the year	¥ 3,506,770	¥ 89,175	¥ (297,288)
Cash flows	(720,840)	3,237,904	411,563
Acquisition of subsidiaries (Note 33)	25,608
Acquisition of right of use assets	(46,479)	(225,638)	(33,039)
Other Changes	35,817	405,329	7,939
Gross debt at the end of the year	2,800,876	3,506,770	89,175
Lease liabilities
Gross debt reconciliation
Gross debt at the beginning of the year	(209,320)	(120,712)	(131,970)
Cash flows	76,895	83,727	50,432
Acquisition of right of use assets	(46,479)	(225,638)	(33,039)
Other Changes	(10,785)	53,303	(6,135)
Gross debt at the end of the year	(189,689)	(209,320)	(120,712)
Short term borrowings
Gross debt reconciliation
Gross debt at the beginning of the year	(3,386,100)	(1,502,246)	(1,016,320)
Cash flows	326,663	(1,815,337)	(500,000)
Acquisition of subsidiaries (Note 33)	(9,850)
Other Changes	(149,279)	(68,517)	14,074
Gross debt at the end of the year	(3,218,566)	(3,386,100)	(1,502,246)
Restricted cash
Gross debt reconciliation
Gross debt at the beginning of the year	3,996,238	1,100
Cash flows	(708,033)	3,590,548	1,100
Other Changes	152,084	404,590
Gross debt at the end of the year	3,440,289	3,996,238	1,100
Cash and cash equivalents
Gross debt reconciliation
Gross debt at the beginning of the year	565,027	847,767	78,158
Cash flows	507,942	(295,312)	769,609
Other Changes	4,906	12,572
Gross debt at the end of the year	1,077,875	565,027	847,767
Financial assets at fair value through profit or loss
Gross debt reconciliation
Gross debt at the beginning of the year	2,540,925	863,266	772,844
Cash flows	(924,307)	1,674,278	90,422
Acquisition of subsidiaries (Note 33)	35,458
Other Changes	38,891	3,381
Gross debt at the end of the year	¥ 1,690,967	¥ 2,540,925	¥ 863,266